Subsequent Events - Additional Information (Detail) - USD ($)			12 Months Ended
	May. 12, 2015	Sep. 15, 2014	Mar. 31, 2015	Mar. 31, 2014
Subsequent Event [Line Items]
Common stock, shares issued			127,542,120	117,260,870
Common stock issuable		$ 1,645,000
Common stock, purchase warrant outstanding			105,278,102	94,996,822
Common stock, purchase warrant expiration date				Dec. 18, 2016
Common Stock Issuable [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock issuable			$ 1,705,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued	38,750,000
Common stock, price per share	$ 0.044
Common stock, purchase warrant outstanding expired	2,449,997
Common stock, purchase warrant outstanding	40,567,263
Common stock, purchase warrant expiration date	Jun. 08, 2016